UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03632

Deutsche Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche Intermediate Tax/AMT Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 100.8%
Alabama 0.8%
Alabama, State Public School & College Authority Revenue:
Series B, 5.0%, 1/1/2024	9,680,000	11,952,477
Series A, 5.0%, 5/1/2024	3,000,000	3,439,500

		15,391,977
Alaska 1.0%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	3,115,000	3,272,775
Alaska, State Housing Finance Corp., State Capital Project Bonds II, Series D, 5.0%, 12/1/2026	5,515,000	6,673,591
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co. Project, Series A, 0.01% *, 12/1/2033	9,200,000	9,200,000

		19,146,366
Arizona 3.4%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,237,690
Arizona, Salt River Pima-Maricopa, Indian Community, 0.02% *, 10/1/2026, LOC: Bank of America NA	4,955,000	4,955,000
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, Prerefunded 7/1/2019 @ 100, 5.0%, 7/1/2025	3,000,000	3,502,620
Arizona, State Transportation Board, Excise Tax Revenue, 5.0%, 7/1/2022	6,500,000	7,940,010
Arizona, Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	4,000,000	4,576,400
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality:
Series A, 5.0%, 10/1/2025	10,765,000	13,382,833
Series A, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,750,000	4,492,912
Chandler, AZ, General Obligation, 4.0%, 7/1/2022	3,000,000	3,468,960
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	2,055,000	2,320,280
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,619,600
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,914,941
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,037,000
Pima County, AZ, Sewer Revenue, Series A, 5.0%, 7/1/2021	650,000	780,013

		67,228,259
California 8.9%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, Prerefunded 4/1/2019 @ 100, 5.0%, 4/1/2028	10,000,000	11,633,500
Series F-1, Prerefunded 4/1/2019 @ 100, 5.25%, 4/1/2029	2,500,000	2,933,450
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,708,080
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, 0.32% **, Mandatory Put 12/1/2017 @ 100, 12/1/2035	14,285,000	14,285,714
California, State Economic Recovery:
Series A, Prerefunded 7/1/2019 @ 100, 5.25%, 7/1/2021	5,000,000	5,923,400
California, State General Obligation, 5.25%, 10/1/2025	10,000,000	11,756,000
California, State General Obligation, Various Purposes:
5.25%, 9/1/2027	10,000,000	11,934,500
5.75%, 4/1/2027	5,000,000	5,877,750
6.0%, 4/1/2018	1,700,000	1,968,804
6.0%, 3/1/2033	3,765,000	4,581,967
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series B, 0.01% *, 3/1/2047, LOC: Bank of Montreal	2,000,000	2,000,000
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series B, 0.3% *, Mandatory Put 5/1/2015 @ 100, 8/1/2024	2,155,000	2,154,957
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	8,616,930
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,395,780
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series A, 5.0%, 3/1/2024	1,000,000	1,205,590
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	5,959,900
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	11,611,000
Los Angeles, CA, General Obligation:
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2019, INS: AGMC	6,340,000	6,498,183
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2020, INS: AGMC	5,915,000	6,062,579
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,464,490
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	7,966,560
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,608,520
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	5,945,300
Series A, 5.25%, 8/1/2028	5,000,000	5,929,850
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	10,477,260
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,308,960
Series C, 5.0%, 5/1/2026	2,850,000	3,279,125
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: NATL	6,260,000	6,286,542
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	10,000	10,036
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,970,399

		176,355,126
Colorado 1.0%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	7,714,070
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,867,075
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,808,169
Colorado, University Enterprise System Revenue, Series A, Prerefunded 6/1/2019 @ 100, 5.5%, 6/1/2023	1,000,000	1,187,470
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	592,140
Series B, 5.0%, 11/15/2021	500,000	598,955
Series B, 5.0%, 11/15/2022	2,350,000	2,832,683

		19,600,562
Connecticut 1.3%
Connecticut, State General Obligation, Series C, Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,357,569
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure:
Series A, 5.0%, 9/1/2025	10,000,000	12,256,300
Series A, 5.0%, 10/1/2027	8,000,000	9,522,640

		25,136,509
Delaware 0.3%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,974,883
District of Columbia 1.1%
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,890,800
District of Columbia, Income Tax Secured Revenue, Series B, 0.32% **, 12/1/2017	15,000,000	14,999,550

		20,890,350
Florida 6.0%
Broward County, FL, Airport System Revenue:
Series P-2, 5.0%, 10/1/2021	4,825,000	5,783,438
Series Q-1, 5.0%, 10/1/2021	1,200,000	1,438,368
Broward County, FL, School Board Certificates of Participation, Series A, 5.0%, 7/1/2023	1,875,000	2,262,113
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	3,101,383
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	2,815,000	3,232,183
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.02% *, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	7,275,000	8,508,112
Series A-1, 5.0%, 6/1/2021	5,090,000	6,028,800
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	1,355,000	1,444,159
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,598,115
Jacksonville, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2026	5,000,000	6,067,750
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	5,150,250
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,577,360
Series A, 5.75%, 10/1/2026	8,000,000	9,437,680
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,556,980
Series A-1, 5.5%, 10/1/2026	4,400,000	5,201,548
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, Prerefunded 5/1/2017 @ 100, 5.0%, 5/1/2019, INS: NATL	3,000,000	3,285,750
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGC	10,000,000	11,666,600
Orlando & Orange County, FL, Expressway Authority Revenue:
Series B, 5.0%, 7/1/2022	2,000,000	2,408,700
Series A, 5.0%, 7/1/2028	7,500,000	8,661,750
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,299,360
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,758,650

		119,469,049
Georgia 4.2%
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association, Series B, 0.01% *, 7/1/2035, LOC: Bank of America NA	2,050,000	2,050,000
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	9,751,466
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	3,005,874
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Second Indenture, Series B, 0.3% **, Mandatory Put 7/1/2017 @ 100, 7/1/2025	4,285,000	4,282,086
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,650,190
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,417,400
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	12,050,176
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	10,288,222
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,705,000	2,059,947
Georgia, Municipal Electric Authority, Comb Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,209,460
Series A, 5.0%, 11/1/2027	1,000,000	1,157,790
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,882,300
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	4,039,020
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2022	10,000,000	12,051,800
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,873,650

		83,769,381
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,115,750
Hawaii 1.1%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,733,958
Series A, 5.25%, 7/1/2028	5,010,000	5,849,325
Series A, 5.25%, 7/1/2029	3,155,000	3,654,027
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2021	9,000,000	10,115,460

		22,352,770
Illinois 6.7%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, 5.3%, 1/1/2016, INS: NATL	1,100,000	1,143,087
Chicago, IL, O'Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	7,826,549
Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	11,350,200
Chicago, IL, Park District, Harbor Facilities, Series D, 5.0%, 1/1/2024	1,000,000	1,204,280
Chicago, IL, Waterworks Revenue:
4.0%, 11/1/2021	1,000,000	1,110,960
5.0%, 11/1/2021	500,000	591,190
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2026	5,000,000	5,765,550
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018, INS: NATL	2,000,000	2,180,060
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	3,996,720
5.25%, 6/1/2020	3,000,000	3,513,120
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	6,195,900
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.03% *, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series C, 0.01% *, 12/1/2034	14,500,000	14,500,000
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2026	6,330,000	7,679,936
Illinois, State General Obligation:
Series A, 5.0%, 4/1/2015	4,500,000	4,519,575
5.5%, 7/1/2024	2,000,000	2,317,800
Illinois, State Toll Highway Authority Revenue:
Series D, 5.0%, 1/1/2024	11,840,000	14,353,159
Series A, 5.0%, 1/1/2027	1,250,000	1,462,575
Series A, 5.0%, 1/1/2028	1,250,000	1,448,150
Series A-1, 5.25%, 1/1/2030	5,000,000	5,741,600
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.02% *, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue, Series B, 5.0%, 12/15/2019	1,120,000	1,136,509
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,165,380
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	895,000	897,336
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015, INS: AMBAC	3,860,000	3,879,647
Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	3,784,883

		132,264,166
Indiana 2.1%
Indiana, State Finance Authority Revenue, Green Bonds:
Series A, 5.0%, 2/1/2023	4,895,000	6,014,486
Series B, 5.0%, 2/1/2023 (a)	4,285,000	5,264,980
Series A, 5.0%, 2/1/2024	4,540,000	5,626,104
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,625,930
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	12,204,200
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,838,202
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	6,195,467
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,295,900

		42,065,269
Iowa 1.5%
Iowa, State Finance Authority Revenue, Green Bonds, State Revolving Fund, 5.0%, 8/1/2024	15,000,000	18,801,150
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	11,212,100

		30,013,250
Kansas 0.7%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	5,220,334
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	8,612,400

		13,832,734
Kentucky 0.5%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,170,730
Kentucky, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project, Series B, 0.3% *, Mandatory Put 8/1/2017 @ 100, 4/1/2031	2,000,000	2,000,000
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives:
Series A, 5.0%, 12/1/2023	2,600,000	3,040,804
Series A, 5.0%, 12/1/2024	3,000,000	3,467,400

		9,678,934
Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,499,152
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,793,939

		3,293,091
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	9,193,499
Maryland 1.5%
Carroll County, MD, General Obligation, 5.0%, 11/1/2022	5,330,000	6,571,357
Maryland, General Obligation, State & Local Facilities Loan, Series 2, Prerefunded 8/1/2017 @ 100, 5.0%, 8/1/2019	5,000,000	5,531,950
Montgomery County, MD, General Obligation, Series B, 5.0%, 11/1/2022	15,000,000	18,542,100

		30,645,407
Massachusetts 3.4%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,370,699
Massachusetts, State Consolidated Loan, Series D-2, 0.32% **, Mandatory Put 8/1/2017 @ 100, 8/1/2043	15,000,000	14,998,050
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	11,092,892
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 0.57% **, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,975,000	4,975,796
Massachusetts, State General Obligation:
Series C, 5.0%, 8/1/2022	7,000,000	8,567,160
Series D, 5.5%, 11/1/2015, INS: NATL	1,000,000	1,036,650
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,875,850
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	1,195,000	1,228,006
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	8,292,340
Massachusetts, State Water Resources Authority, Series C, 5.0%, 8/1/2029	6,000,000	6,990,060

		67,427,503
Michigan 2.0%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,952,250
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,589,904
Series A, 5.0%, 5/1/2021	2,100,000	2,438,373
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,877,856
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.5%, 12/1/2026	2,000,000	2,470,580
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	11,825,000	13,379,396
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,760,226
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,423,210

		38,891,795
Minnesota 0.9%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
Series A, 5.0%, 1/1/2027	2,000,000	2,356,260
Series A, 5.0%, 1/1/2028	3,500,000	4,090,450
Minnesota, State General Fund Revenue, Series B, 5.0%, 3/1/2023	5,945,000	7,166,222
Minnesota, State General Obligation,
Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2020	4,535,000	4,797,985

		18,410,917
Mississippi 1.2%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	7,102,814
Series D, 5.25%, 8/1/2027	5,000,000	5,812,450
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	1,555,000	1,623,653
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series E, 0.01% *, 12/1/2030, GTY: Chevron Corp.	2,750,000	2,750,000
Series F, 0.01% *, 12/1/2030, GTY: Chevron Corp.	800,000	800,000
Series F, 144A, 0.01% *, 11/1/2035, GTY: Chevron Corp.	6,500,000	6,500,000

		24,588,917
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,859,650
Series A, 5.0%, 6/1/2023	1,375,000	1,612,641
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,417,888
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	980,000	1,035,458
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	650,000	694,889

		8,620,526
Montana 0.5%
Forsyth, MT, Pollution Control Revenue, PacifiCorp Project, 0.01% *, 1/1/2018, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Nebraska 0.5%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	1,920,000	1,986,758
Series C, 4.5%, 9/1/2043	6,755,000	7,114,704

		9,101,462
Nevada 1.4%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,495,696
5.0%, 6/1/2025	3,190,000	3,662,886
Clark County, NV, Flood Control:
5.0%, 11/1/2021	2,915,000	3,512,225
5.0%, 11/1/2022	3,215,000	3,914,327
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,512,690
Nevada, State Unemployment Compensation Fund, Special Revenue, 4.0%, 12/1/2015	4,300,000	4,427,237
Washoe County, NV, School District, Series A, 5.0%, 6/1/2026	4,855,000	5,933,247

		28,458,308
New Hampshire 0.3%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.03% *, 12/1/2034, LOC: Citizens Bank of NH	1,600,000	1,600,000
New Hampshire, State Turnpike Systems:
Series B, 5.0%, 2/1/2020	1,575,000	1,840,073
Series B, 5.0%, 2/1/2024	1,775,000	2,080,566

		5,520,639
New Jersey 2.6%
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series O, Prerefunded 3/1/2015 @ 100, 5.0%, 3/1/2017	3,300,000	3,301,782
New Jersey, State Building Authority, Series A, 5.0%, 6/15/2015	1,740,000	1,764,325
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2020	2,500,000	2,839,525
5.0%, 6/15/2021	5,000,000	5,711,500
5.0%, 6/15/2023	4,000,000	4,573,120
New Jersey, State Economic Development Authority Revenue, School Facilities Construction:
Series W, 5.0%, 3/1/2019	935,000	1,022,039
Series W, Prerefunded 3/1/2018 @ 100, 5.0%, 3/1/2019	2,065,000	2,316,331
Series NN, 5.0%, 3/1/2025	5,000,000	5,592,950
Series NN, 5.0%, 3/1/2026	2,500,000	2,775,700
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,660,750
Series B, 5.25%, 6/15/2026	5,000,000	5,628,450
New Jersey, State Turnpike Authority Revenue, Series B-2, 0.537% **, Mandatory Put 1/1/2017 @ 100, 1/1/2024	11,250,000	11,272,388

		52,458,860
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	895,000	908,532
"I", Series D, 5.35%, 9/1/2040	760,000	809,514
Series I-B-2, 5.65%, 9/1/2039	405,000	433,067

		2,151,113
New York 7.3%
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue, Series A, 5.0%, 10/1/2023	3,000,000	3,724,110
New York, Metropolitan Transportation Authority Revenue:
Series D-2B, 0.716% **, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	4,200,000	4,233,726
Series B-2, 5.0%, 11/15/2021	5,000,000	6,010,550
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, 0.6% **, Mandatory Put 11/1/2019 @ 100, 11/1/2031	5,000,000	5,000,300
New York, Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.0%, 10/15/2026	5,930,000	7,368,203
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering, Series 1, 4.0%, 7/1/2021	1,500,000	1,704,255
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,151,620
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2019	5,000,000	5,450,400
Series A, 5.0%, 12/15/2021	3,000,000	3,635,520
Series A, 5.0%, 2/15/2022	2,065,000	2,496,791
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,750,400
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 0.03% *, 11/1/2036, LOC: Landesbank Hessen-Thuringen	1,850,000	1,850,000
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,785,600
New York, State Thruway Authority General Revenue, Junior Indebtedness, Series A, 5.0%, 5/1/2019	2,690,000	3,088,497
New York, State Urban Development Corp. Revenue, Series A3A, 0.02% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,200,000	1,200,000
New York, Tobacco Settlement Financing Corp. Revenue, Asset Backed, Series B, 5.0%, 6/1/2020	1,250,000	1,325,025
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	11,356,700
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	898,013
Series B1, 5.0%, 11/1/2028	1,175,000	1,395,783
Series D-1, 5.0%, 11/1/2028	9,715,000	11,442,618
Series E-1, 5.0%, 2/1/2029	3,055,000	3,564,421
Series B1, 5.0%, 11/1/2029	935,000	1,105,825
New York, NY, General Obligation:
Series B2, 0.05% *, 8/15/2023, SPA: Landesbank Hessen-Thuringen	900,000	900,000
Series J, 5.0%, 8/1/2023	6,250,000	7,623,500
Series F, 5.0%, 8/1/2024	9,000,000	10,741,680
Series B, 5.0%, 8/1/2026	2,870,000	3,469,945
Series D-1, 5.0%, 8/1/2029	8,620,000	10,048,765
Triborough, NY, Bridge & Tunnel Authority Revenues:
Series ABCD-4, 0.37% **, 1/1/2018, INS: AGMC	3,665,000	3,668,005
Series A, 5.0%, 11/15/2028	4,975,000	5,813,486

		143,803,738
North Carolina 2.1%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,163,320
Charlotte-Mecklenburg, NC, Hospital Authority, Health Care Systems Revenue, Carolinas Healthcare:
Series C, 0.01% *, 1/15/2026, LOC: U.S. Bank NA	1,900,000	1,900,000
Series D, 0.01% *, 1/15/2026, LOC: U.S. Bank NA	1,330,000	1,330,000
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,767,294
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,213,940
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	12,584,437
North Carolina, State Limited Obligation:
Series C, 5.0%, 5/1/2022	5,000,000	6,069,100
Series B, 5.0%, 6/1/2024	10,000,000	12,384,500

		42,412,591
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,520,687
Ohio 4.3%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2027	3,000,000	3,370,620
Columbus, OH, General Obligation, Series 1, 5.0%, 7/1/2023	5,125,000	6,363,507
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.02% *, 5/1/2049, LOC: Northern Trust Co.	13,150,000	13,150,000
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,287,424
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project:
Series B, 5.0%, 2/15/2020	1,130,000	1,317,083
Series B, 5.0%, 2/15/2021	1,300,000	1,535,365
Ohio, State Capital Facilities Lease Appropriation-Administration Building Fund Projects, Series A, 5.0%, 10/1/2022	2,355,000	2,852,305
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,391,467
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,782,100
Ohio, State Higher Educational Facility Commission, Cleveland Clinic Health System:
Series B-3, 0.01% *, 1/1/2039, LIQ: U.S. Bank NA	9,160,000	9,160,000
Series B-4, 0.01% *, 1/1/2043, SPA: Barclays Bank PLC	3,100,000	3,100,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	630,000	666,622
Ohio, State Infrastructure Improvement, Series A, 5.0%, 9/1/2023	12,000,000	14,850,240
Ohio, State Solid Waste Revenue, Republic Services, Inc. Project, 0.3% *, Mandatory Put 6/1/2015 @ 100, 11/1/2035	14,000,000	14,000,000
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,535,700
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015, INS: AGMC	2,280,000	2,312,308

		85,674,741
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,507,095
Oregon 1.9%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, Prerefunded 6/15/2017 @ 100, 5.0%, 6/15/2027, INS: AGMC	6,535,000	7,200,720
Oregon, State Department of Administrative Services Lottery Revenue:
Series C, 5.0%, 4/1/2023	2,000,000	2,469,500
Series E, 5.0%, 4/1/2023	2,020,000	2,494,195
Series A, 5.25%, 4/1/2028	2,000,000	2,362,980
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,569,880
Series J, 5.0%, 5/1/2029	5,425,000	6,348,335
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,698,423
Series A, 5.5%, 7/1/2029	7,000,000	8,060,640

		37,204,673
Pennsylvania 1.7%
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,170,270
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	9,415,760
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,508,260
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Series B, 0.3% *, Mandatory Put 4/1/2015 @ 100, 12/1/2030	6,870,000	6,870,206
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	2,215,000	2,466,137
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 0.9% **, 12/1/2020	3,000,000	3,005,400
Series B, 1.17% **, 12/1/2019	500,000	511,145
Series C, 5.5%, 12/1/2026	2,120,000	2,591,213
Series C, 5.5%, 12/1/2027	2,820,000	3,425,905
Series C, 5.5%, 12/1/2028	1,000,000	1,206,130
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	395,000	400,277

		34,570,703
Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	53,619
Rhode Island 0.3%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,337,750
South Carolina 1.1%
Beaufort County, SC, School District, Series A, 5.0%, 3/1/2023	12,960,000	15,920,453
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,152,464
South Carolina, SCAGO Educational Facilities Corp. for Pickens School District, 5.0%, 12/1/2026 (a)	2,970,000	3,521,202

		22,594,119
Tennessee 0.6%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	6,410,000	6,707,745
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	2,125,000	2,284,269
Series 1C, 4.5%, 7/1/2037	2,260,000	2,457,049

		11,449,063
Texas 17.3%
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	1,933,986
Alvin, TX, Independent School District, School House, Series B, 2.0%, Mandatory Put 8/15/2015 @100, 2/15/2039	3,750,000	3,779,025
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,595,690
Cypress-Fairbanks, TX, Independent School District, School House Building:
5.0%, 2/15/2019	45,000	49,002
Prerefunded 2/15/2017 @ 100, 5.0%, 2/15/2019	1,255,000	1,364,097
5.0%, 2/15/2021	65,000	70,723
Prerefunded 2/15/2017 @ 100, 5.0%, 2/15/2021	1,785,000	1,940,170
Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Series A, 5.0%, 12/1/2021	3,750,000	4,548,900
Dallas, TX, Certificates Obligation, 5.0%, 2/15/2021	1,955,000	2,341,543
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	4,000,000	4,663,720
5.0%, 10/1/2030	5,000,000	5,829,650
Dallas-Fort Worth, TX, International Airport Revenue, Series B, 5.0%, 11/1/2028	5,000,000	5,750,000
Del Valle, TX, Independent School District, Series A, 5.0%, 6/15/2025	3,730,000	4,613,600
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,540,372
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,263,700
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	10,712,427
Goose Creek, TX, Consolidated Independent School District, School Building, Series B, 2.0%, Mandatory Put 8/14/2015 @ 100, 2/15/2040	3,250,000	3,275,155
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System:
Series B, 0.32% **, 6/1/2015	1,000,000	1,000,150
Series B, 0.6% **, Mandatory Put 12/1/2019 @ 100, 12/1/2042	6,000,000	6,002,400
Harris County, TX, Flood Control District, Contract Tax, Series A, 5.0%, 10/1/2029	5,000,000	5,815,250
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,225,178
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	11,765,500
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,640,560
Series B, 5.0%, 7/1/2027	9,600,000	11,089,536
Series A, 5.25%, 7/1/2029	8,000,000	8,937,440
Houston, TX, Independent School District, Series A, 1.0%,Mandatory Put 6/1/2015 @ 100, 6/1/2039	8,000,000	8,015,920
Houston, TX, Public Improvement:
Series A, 5.0%, 3/1/2022	4,000,000	4,854,400
Series A, 5.0%, 3/1/2026	11,000,000	12,818,190
Houston, TX, Utility Systems Revenue:
Series C, 5.0%, 5/15/2022	2,000,000	2,426,100
Series A, 5.25%, 11/15/2028	2,500,000	2,981,500
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,553,152
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	7,285,253
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,272,980
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,307,880
North Texas, Tollway Authority Revenue, First Tier:
Series A, 5.0%, 1/1/2025	1,480,000	1,761,570
Series E-3, Prerefunded 1/1/2016 @ 100, 5.75% *, Mandatory Put 1/1/2016 @ 100, 1/1/2038	4,900,000	5,123,538
Series A, 6.0%, 1/1/2022	865,000	977,372
Series A, Prerefunded 1/1/2018 @ 100, 6.0%, 1/1/2022	6,135,000	7,008,869
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, 5.25%, 9/1/2027	9,080,000	10,953,113
Series A, 5.5%, 9/1/2028	1,240,000	1,509,911
Pasadena, TX, Independent School District, 5.0%, 2/15/2027	6,960,000	8,044,925
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,867,383
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	8,076,460
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,262,311
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,172,740
Series A, 5.0%, 2/15/2019	2,480,000	2,690,378
Series A, 5.0%, 2/15/2020	6,180,000	6,693,805
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2023	2,500,000	2,952,325
Tarrant, TX, Regional Water District Revenue, 5.0%, 3/1/2024	4,955,000	6,116,947
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,139,130
Series A, 5.0%, 11/1/2019	1,250,000	1,453,013
Series D, 5.0%, 11/1/2024	2,250,000	2,628,473
Series C, 5.0%, 11/1/2025	4,605,000	5,361,141
Series C, 5.0%, 11/1/2026	3,290,000	3,818,703
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	3,993,343
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017, GTY: The Goldman Sachs Group, Inc.	5,690,000	6,230,265
5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	3,790,000	4,399,167
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	2,630,000	2,737,830
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022	5,000,000	5,857,450
Texas, State Transportation Commission Mobility Fund, Series B, 0.4% **, Mandatory Put 10/1/2018 @ 100, 10/1/2041	5,000,000	5,002,600
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022	10,000,000	10,917,900
Texas, State Transportation Commission, State Highway Fund Revenue, Series B, 0.37% **, Mandatory Put 4/1/2015 @ 100, 4/1/2032	3,000,000	3,006,720
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2026	10,000,000	12,266,400
Texas, State University Systems Financing Revenue:
Series A, 5.0%, 3/15/2026 (a)	11,000,000	13,404,490
Series A, 5.0%, 3/15/2027 (a)	4,000,000	4,815,360
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,686,320
Texas, Water Development Board Revenue, State Revolving Fund:
Series A, 5.0%, 7/15/2020	3,150,000	3,473,757
Series B, 5.25%, 7/15/2021	3,000,000	3,324,540
University of Texas, Financing Systems, Series B, 0.01% *, 8/1/2034	550,000	550,000
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	3,018,814
5.0%, 12/15/2027	2,770,000	3,159,268
5.0%, 12/15/2028	2,905,000	3,313,240
Williamson County, TX, Limited Tax-Park, 3.0% *, Mandatory Put 8/15/2015 @ 100, 8/15/2034	7,500,000	7,589,775

		342,622,495
Utah 0.2%
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,284,571
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,408,812
Virginia 0.3%
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education, 5.0%, 9/1/2026	5,055,000	6,213,353
Washington 5.4%
King County, WA, Public Hospital District No. 2:
5.0%, 12/1/2021	6,670,000	7,906,485
5.0%, 12/1/2022	6,865,000	8,189,670
Seattle, WA, Municipal Light & Power Revenue, Series B, 5.0%, 2/1/2025	7,250,000	8,363,817
Seattle, WA, Water System Revenue:
5.0%, 2/1/2020	3,870,000	4,328,789
5.0%, 2/1/2025, INS: AGMC	5,695,000	6,157,719
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 1.25%, 11/1/2017	3,000,000	3,029,220
Washington, State General Obligation:
Series R-2014A, 3.0%, 7/1/2015	5,000,000	5,050,250
Series 2011-A, 5.0%, 8/1/2028	15,000,000	17,658,900
Series 2011-A, 5.0%, 8/1/2031	17,845,000	20,857,950
Series A, 5.0%, 8/1/2032	14,000,000	16,144,240
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	655,000	695,793
Washington, State Motor Vehicle Fuel Tax:
Series B, Prerefunded 7/1/2017 @ 100, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,205,780
Series 2010-B, 5.0%, 8/1/2027	6,000,000	6,937,140

		107,525,753
West Virginia 0.2%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015, INS: NATL	2,940,000	2,972,369
Wisconsin 1.6%
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,904,900
Series 3, 5.5%, 6/1/2025	5,000,000	5,705,350
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	5,968,500
Wisconsin, State General Obligation:
Series 1, 5.0%, 5/1/2027	3,000,000	3,604,800
Series A, 5.25%, 5/1/2026	3,500,000	4,184,145
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,154,590
Wisconsin, State Transportation Revenue:
Series 2, 5.0%, 7/1/2023	2,500,000	3,077,025
Series 2, 5.0%, 7/1/2026	5,000,000	6,075,300

		32,674,610

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,872,507,242) †	100.8	1,995,878,114
Other Assets and Liabilities, Net	(0.8)	(15,309,327)

Net Assets	100.0	1,980,568,787

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2015.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2015.

†
The cost for federal income tax purposes was $1,871,784,206.  At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $124,093,908.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $125,022,649 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $928,741.

(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$1,995,878,114	$—	$1,995,878,114

Total	$—	$1,995,878,114	$—	$1,995,878,114

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Intermediate Tax/AMT Free Fund, a series of Deutsche Tax Free Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015